Convertible Notes	12 Months Ended
Dec. 31, 2020
SoundHound, Inc. [Member]
Convertible Notes [Line Items]
CONVERTIBLE NOTES

8.      CONVERTIBLE NOTES

The Company entered into two convertible promissory notes (“Convertible Notes”) with a lender (“Lender”) during the year ended December 31, 2020.

In May 2020, the Company issued a convertible promissory note (“May Note”) to the Lender, in exchange for $25.0 million in cash proceeds. The May Note has an annual interest rate of 5% and a maturity date of May 15, 2022 (“May Note Maturity Date”). All unpaid interest and principal are due and payable upon request of the Lender on or after the May Note Maturity Date.

In June 2020, the Company issued another promissory note (“June Note”) to the same Lender, in exchange for $15.0 million in cash proceeds. The June Note has an annual interest rate of 5% and a maturity date of June 26, 2022 (“June Note Maturity Date”). All unpaid interest and principal are due and payable upon request of the Lender on or after the June Note Maturity Date.

The outstanding principal balance and unpaid accrued interest of the May Note and June Note are convertible pursuant to the following terms (“May Note Conversion Feature”, “June Note Conversion Feature”, collectively, “Conversion Features”): automatic conversion into equity shares in the next equity financing round (“May Note Qualified Financing”, “June Note Qualified Financing”, collectively, “Qualified Financing”) at a conversion price equal to either (a) the lowest cash price per share paid by investors in such qualified financing (which will reflect at least a 20% discount to the price per share paid by other investors purchasing securities in additional closings), or (b) if there are no additional closings, 0.80 times the price per share paid by investors purchasing equity securities in the Qualified Financing. The May Note Qualified Financing shall be at least $40.0 million, which includes the conversion of the May Note but excludes any other indebtedness. The June Note Qualified Financing shall be at least $30.0 million, which excludes the conversion of the June Note and any other indebtedness.

Furthermore, upon a change of control event, the Company shall settle both the May Note and June Note in cash, pursuant to the following terms (“Redemption Features”):

–       200% of the then outstanding principal amount of the respective note plus any unpaid accrued interest on the original principal of such note;

–       100% of the then outstanding principal amount of the respective note plus any unpaid accrued interest on the original principal of such note, provided that if the change of control transaction closes between the Company and the Lender or an affiliate of the Lender.

The Company evaluated whether the Convertible Notes contain embedded features that meet the definition of derivatives under ASC 815, Derivatives and Hedging. The Conversion Features qualify as derivatives as they continuously reset as the underlying stock price increases or decreases so as to provide a variable number of shares for a fixed value of equity to the holders at any conversion date. As such, the Conversion Features were bifurcated and accounted for as a derivative liability to be remeasured at the end of each reporting period. The Company recorded the bifurcated Conversion Features initially at fair value with the residual value being allocated to the Convertible Notes as a debt discount. The fair value of the Conversion Features upon issuance in May 2020 and June 2020, were $4.1 million and $2.5 million, respectively, and were recorded as a derivative liability on the Company’s Consolidated Balance Sheet. The Redemption Features of the Convertible Notes do not meet the definition of derivatives. Therefore, the Redemption Features are not bifurcated.

In order to determine the fair value of the derivative liabilities, the Company utilized an income approach model based on with-and-without perspective as of each issuance date, May 15, 2020 and June 26, 2020, the ultimate redemption date of the May notes on August 7, 2020, and as of December 31, 2020 for the June notes. Under this method, the fair value of debt instrument is measured with the Redemption Feature and without the Redemption Feature and the difference is the implied fair value. The income approach model incorporates assumptions and estimates to value the Redemption Feature. Estimates and assumptions impacting the fair value measurement include the probabilities of a Qualified, Non-Qualified Financing, or a change in control taking place, the estimated term remaining until the triggering event takes place, and the discount rate. The Company utilized the following assumptions for its next equity financing at each valuation date:

	May Note		June Note
	Issuance	August 2020	Issuance	December 2020
Term (years)	0.21	—	0.26	0.13
Discount rate	8.16%	—	6.78%	4.34%
Probability of financing	90%	100%	90%	65%

The Company amortized the aggregate debt discount using the effective interest method. The Company recognized total interest expense of $1.7 million associated with the Convertible Notes for the year ended December 31, 2020, out of which $1.1 million relates to the amortization of debt discount.

In August 2020, the Company issued Series D-3A redeemable convertible preferred stock (“Series D-3A”) for proceeds in aggregate of approximately $40.3 million (see Note 9 for additional details). The Series D-3A financing meets the definition of the May Note Qualified Financing. As a result, the May Notes, with then outstanding principal balance of $25.0 million and accrued unpaid interest of $0.3 million, were automatically converted into 766,293 shares of Series D-3A resulting in an extinguishment of the outstanding principal balance and accrued net of unamortized discount of $21.6 million, extinguishing the derivative liability at fair value of $5.4 million at the acquisition price of Series D-3A of $30.7 million. In connection with the extinguishment, the Company recognized a loss of $3.8 million. The Series D-3A financing did not meet the definition of June Note Qualified Financing, as such, the June Note remained outstanding as of December 31, 2020.

As of December 31, 2020, the unamortized debt discount totaled $1.9 million. Accrued interest totaled $0.4 million and is included in other liabilities, non-current on the Consolidated Balance Sheet at December 31, 2020.

As of December 31, 2020, the fair value the June Note Conversion Feature was $2.4 million. The Company recorded $1.2 million for the remeasurement of derivative liabilities in other expense, net during the year ended December 31, 2020.